Fees Summary	Apr. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 70,200,592.68
Total Fee Amount	9,694.70
Total Offset Amount	0.00
Net Fee	$ 9,694.70
Offering Table N/A
Offset Table N/A	N/A